Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Convertible Preferred Stock
The following table is a summary of the redeemable convertible preferred stock as of December 31, 2020 (in thousands, except for share data):

Series	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Value	Proceeds, Net of Issuance Costs	Issue Price per Share

Series Seed	4,987,477	4,987,477	$—	$—	$—
Series A	23,822,492	23,822,492	6,621	5,106	0.28
Series A-1	5,742,012	5,742,012	753	740	0.13
Series B	13,270,590	13,270,590	24,600	23,429	1.85
Series B-1	9,807,852	9,807,952	20,000	14,965	2.04
Series B-2	13,464,939	13,464,939	51,371	49,911	3.82
Series C	14,850,340	14,760,594	113,072	92,590	7.67
Series D	10,051,872	7,472,062	52,035	51,900	6.96

Total	95,997,674	93,328,118	$268,452	$238,641

The following table is a summary of the redeemable convertible preferred stock as of December 31, 2019 (in thousands, except for share data):

Series	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Value	Proceeds, Net of Issuance Costs	Issue Price per Share

Series Seed	4,987,477	4,987,477	$—	$—	$—
Series A	23,822,492	23,822,492	6,621	5,106	0.28
Series A-1	5,742,012	5,742,012	753	740	0.13
Series B	13,270,590	13,270,590	24,600	23,429	1.85
Series B-1	9,807,952	9,807,952	20,000	14,965	2.04
Series B-2	13,464,939	13,464,939	51,371	49,911	3.82
Series C	16,271,056	13,418,729	102,793	92,590	7.67

Total	87,366,518	84,514,191	206,138	186,741